EMPLOYEE BENEFITS	12 Months Ended
Dec. 31, 2024
Disclosure of information about defined benefit plans [abstract]
EMPLOYEE BENEFITS [Text Block]

16. EMPLOYEE BENEFITS

Total employee benefit expenses, including salary and wages, management compensation, share-based expense and benefits for the year ended December 31, 2024 amounted to $3,408,910 (2023 - $4,083,605; 2022 - $3,570,149).